Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2013	Apr. 01, 2011	Mar. 31, 2012 Units	Nov. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012 Units	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jun. 30, 2013 1999 Mt. RB, LLC [Member]	Feb. 04, 2013 1999 Mt. RB, LLC [Member]	Jun. 30, 2013 Sunrise Financial Group, Inc. [Member]	Dec. 31, 2012 Private placement [Member] Unit	Dec. 31, 2011 Private placement [Member]	Aug. 08, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]	Jul. 31, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]
Stockholders' Equity (Textual)
Common stock consisted in each unit up for sale																	7,500	25,000
Common stock issuable upon exercise of warrants															600,000		1,000	875
Price per share, warrants															$ 1.00		$ 10	$ 10
Vesting period of stock options			2 years									2 years	2 years
Expected life of warrants (Years)			10 years									10 years	10 years						5 years	5 years
Number of common stock units sold																	53
Value of each unit sold																		$ 17,500
Yield generated from units sold																	795,000
Company raised amount through multiple private placement									3,200,000
Common stock sold under purchase agreement, shares														390,394
Warrant expiration date														Feb. 04, 2014
Warrants issued to purchase common stock, shares														600,000		620,341
Warrants issued to purchase common stock, share price														$ 1.00		$ 0.73
Fair value of warrants issued on grant date														256,800		299,044
Prepaid asset														33,017		266,272
Other assets					194,434		194,434	0						194,434
Issuance of common stock for rent and services, shares								152,959								166,667
Issuance of common stock for rent and services					100,000	100,488		289,015	173,677							100,000
Number of common stock sold																			600,000	4,420,000
Common stock, par value					$ 0.002		$ 0.002	$ 0.002	$ 0.002										$ 0.002	$ 0.002
Number of additional shares of common stock purchase																			300,000	2,210,000
Purchase price of additional shares of common stock																			$ 0.30	$ 0.30
Proceeds from gross sales																			150,000	1,105,000
Reverse stock split									One-for-twenty.
Description of consent for adoption of restated certificate				Approximately 74% of the aggregate voting power of Common Stock.
Common stock shares issued for professional services	10,000								46,500
Common stock value issued for professional services	10,000								174,000
Stock issued during period shares issued to landlord for rent payment									19,400
Stock option expense								578,887	603,033
Warrants granted											1,657,017	1,303,000
Period of salary forfeited										84 days
Number of restricted shares vested		55,969						55,969
Number of restricted shares expected to vest in future							169,368	169,368
Expenses related to restricted stock awards								0	594,498
Warrants non cash expense					32,772		18,343
Common stock to strategic vendor-investors in lieu of cash for goods and services, shares			119,191
Common stock to strategic vendor-investors in lieu of cash for goods and service			251,854
Maximum units approved for sale under private placement			100
Minimum value of each unit approved for sale under private placement			15,000
Share of common stock, Per unit			7,500
Warrants to purchase shares of common stock, Per unit			1,000
Unit approved for sale under private placement consisting common stock and warrant, share price			$ 10.00
Unit sold under private placement			16					53
Proceeds from units sold under private placement			$ 240,000					$ 795,000